Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table summarizes the fair value and carrying amount of the Company's financial instruments at December 31, 2017 and 2016.

	2017		2016
December 31 (In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term Debt (including Long-term Debt due within one year):
Senior Notes	$2,854.3	$3,242.8	$2,385.5	$2,657.2
OG&E Industrial Authority Bonds	135.4	135.4	135.4	135.4
Tinker Debt	9.7	9.8	9.9	11.3
OGE Energy Senior Notes	—	—	99.7	99.9